Financial and capital management - Fair Value Details of Financial Instruments Measured at Amortized Cost (Details) - Financial liabilities at amortised cost, category - Debt securities and other debt - CAD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Carrying value	$ 31,247	$ 29,049
Fair value	$ 30,885	$ 28,225